Marketable Securities - Gross Realized Gains and Losses from Sales of Marketable Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GEN-PROBE INCORPORATED [Member]
Marketable Securities [Line Items]
Proceeds from sale of marketable securities	$ 256,626	$ 225,178	$ 494,616	$ 432,856	$ 446,333
Gross realized gains	2,614	2,112	5,764	6,728	10,985
Gross realized losses	(108)	(356)	(356)	(4)	(467)
Net realized gain	$ 2,506	$ 1,756	$ 5,408	$ 6,724	$ 10,518